Discontinued Operations (Narrative) (Details) - DuBois [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated liability for potential environmental cleanup and related costs from the sale	$ 1,700	$ 1,700
Discontinued operations, amount included in other current liabilities	826
Discontinued operations, amount included in other liabilities (long-term)	901
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent liability for incurring additional environmental cleanup and related costs	$ 14,900